Credit substitutes	12 Months Ended
Mar. 31, 2024
Credit substitutes
8. Credit substitutes
Credit substitutes consist of securities that the Bank invests in as part of an overall extension of credit to certain customers. Such securities share many of the risk and reward characteristics of loans and are managed by the Bank together with other credit facilities extended to the same customers. The fair value of credit substitutes by type of instrument as of March 31, 2023 and March 31, 2024 were as follows:

	As of March 31,
	2023				2024
	Amortized Cost		Fair Value		Amortized Cost		Fair Value
	(In millions)
Available for sale credit substitute debt securities:
Debentures	Rs.	510,880.4	Rs.	503,187.6	Rs.	132,926.5	Rs.	131,458.6
Preference shares		281.0		0.2		271.3		28.3
Commercial paper		—		—		—		—

Total	Rs.	511,161.4	Rs.	503,187.8	Rs.	133,197.8	Rs.	131,486.9

					US$	1,598.2	US$	1,577.7

The fair value of credit substitutes by
the
Bank’s internal credit quality indicators and amounts provided for non-performing credit substitutes is as follows:

	As of March 31,
	2023		2024		2024
	(In millions)
Pass	Rs.	503,187.8	Rs.	131,486.9	US$	1,577.7
Non-performing—gross balance		—		—		—
Less: Non-performing losses		—		—		—

Non-performing credit substitutes, net		—		—		—

Total credit substitutes, net	Rs.	503,187.8	Rs.	131,486.9	US$	1,577.7

The following table provides information on non-performing credit substitutes as of March 31, 2023
and
March 31, 2024:

As of March 31,
	2023		2024		2024
(In millions)
Gross non-performing credit substitutes	Rs	—	Rs	—	US$	—
Gross non-performing credit substitutes by industry	Rs.	—	Rs.	—	US$	—
Average non-performing credit substitutes	Rs.	—	Rs.	—	US$	—
Interest income recognized on non-performing credit substitutes	Rs.	—	Rs.	—	US$	—
As of March 31, 2024, the Bank has no additional funds committed to borrowers whose credit substitutes
were non-performing.